COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES

9. COMMITMENTS AND CONTINGENCIES

On August 30, 2013, a lawsuit was filed in the Chancery Court of the State of Delaware by CEPM, Gary M. Pittman and John R. Collins against the Company, certain of its officers and managers, SOG and SEP I (the PostRock Litigation) in connection with the Company’s closing on August 9, 2013 of the purchase of oil and natural gas properties from SEP I and the issuance of units in connection therewith. The plaintiffs contended, among other things, that the issuance of the units to SEP I in connection with the acquisition was not permitted under the Company’s operating agreement, that Messrs. Pittman and Collins should not have been removed as the Class A managers of the Company’s board of managers, and that SEP I, SOG and our current Class A managers participated in bad faith conduct of the other defendants and interfered with CEPM’s contractual rights under the Company’s operating agreement. The plaintiffs alleged claims against the Company and certain of its managers and officers relating to breach of contract, breach of the duty of good faith, and breach of the implied covenant of good faith and fair dealing; the plaintiffs also alleged aiding and abetting and tortuous interference claims against SOG, SEP I and our current Class A managers. The plaintiffs sought, among other things, declaratory relief reappointing Messrs. Pittman and Collins to the Company’s board of managers and removing our current Class A managers therefrom, and an injunction against the Company taking any further action outside the ordinary course of business during the pendency of the litigation, declaratory relief rescinding the units issued by the Company to SEP I, declaratory relief that CEPM had sole voting power with respect to the outstanding Class A units, declaratory relief that the Company’s officers and managers breached fiduciary and contractual duties and we re not entitled to indemnification from the Company as a result thereof, and monetary damages. On March 31, 2014, the parties to the lawsuit reached a settlement agreement and the lawsuit was subsequently dismissed. As a result of the settlement, the Class A units acquired by SEP I in the August 2013 transaction were returned to CEP and cancelled in exchange for $0.8 million; CEPM transferred 100% of its Class A units and 414,938 of CEP’s Class B units to SEP I in exchange for an aggregate payment of $1.0 million from SEP I, and CEP paid $6.5 million to CEPM. In addition, pursuant to the terms of the settlement, CEPM agreed to sell its remaining Class B units over the next nine months, with SEP I providing up to a $5.0 million backstop payment to CEPM to the extent proceeds received by CEPM from such sale do not meet or exceed a specified amount. As a result of the settlement, the settling parties filed a stipulation in the Court of Chancery of the State of Delaware seeking to lift the preliminary injunction issued on December 3, 2013, and the litigation was dismissed with prejudice. The settlement also included mutual releases between the plaintiffs and defendants. In connection with the settlement, we received $1.25 million on April 10, 2014, under our directors and officers insurance policy.

On February 28, 2014, a lawsuit was filed in the Chancery Court of the State of Delaware by CEPH against the Company (the Exelon Litigation) seeking repayment of suspended distributions in relation to the Class D Interests held by CEPH. In 2006, Constellation Holding, Inc (CHI), which merged with and into CEPH in December 2012, purchased the Company’s Class D Interests for $8.0 million. The $8.0 million was to be repaid to CEPH in quarterly distributions of $333,333.33 over a period of six years; however, these distributions could be temporarily suspended if a dispute arose over pricing formulas related to the sale of natural gas from the Robinson’s Bend properties. A dispute arose, so the distributions were suspended pursuant to the Company’s operating agreement and never reinstated. CEPH contended, among other things, that the Company breached its contract to pay the quarterly distributions, acted in bad faith and received unjust enrichment by suspending the quarterly distributions. On June 26, 2014, the parties to the lawsuit reached a settlement agreement and the lawsuit was subsequently dismissed. In conjunction with the settlement, we paid CEPH $1.65 million in exchange for all of the Class C management incentive interests and the Class D interests held by CEPH, which accounted for all such interests issued by CEP. Effective with the acquisition from CEPH, we cancelled the Class C management incentive interests and Class D interests.

10. COMMITMENTS AND CONTINGENCIES

On August 30, 2013, a lawsuit was filed in the Chancery Court of the State of Delaware by CEPM, Gary M. Pittman and John R. Collins against the Company, certain of its officers and managers, SOG and SEP I in connection with the Company’s closing on August 9, 2013 of the purchase of oil and natural gas properties from SEP I and the issuance of units in connection therewith. The plaintiffs contend, among other things, that the issuance of the units to SEP I in connection with the acquisition was not permitted under the Company’s operating agreement, that Messrs. Pittman and Collins should not have been removed as the Class A managers of the Company’s board of managers, and that SEP I, SOG and our current Class A managers participated in the bad faith conduct of the other defendants and interfered with CEPM’s contractual rights under the Company’s operating agreement. The plaintiffs allege claims against the Company and certain of its managers and officers relating to breach of contract, breach of the duty of good faith, and breach of the implied covenant of good faith and fair dealing; the plaintiffs also allege aiding and abetting and tortuous interference claims against SOG, SEP I and our current Class A managers. The plaintiffs seek, among other things, declaratory relief reappointing Messrs. Pittman and Collins to the Company’s board of managers and removing our current Class A managers therefrom, and an injunction against the Company taking any further action outside the ordinary course of business during the pendency of the litigation, declaratory relief rescinding the units issued by the Company to SEP I, declaratory relief that CEPM has sole voting power with respect to the outstanding Class A units, declaratory relief that the Company officers and managers have breached fiduciary and contractual duties and are not entitled to indemnification from the Company as a result thereof, and monetary damages. The parties to the lawsuit are currently working on the terms of a settlement agreement. In anticipation of a settlement being reached, we have accrued a probable liability of $5.9 million.